UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

			Schedule of Investments
			November 30, 2010 (Unaudited)
Shares/Principal Amount of Assets			Market Value

COMMON STOCKS - 99.08%

Aerospace/Aircrafts/Defense - 2.84%
1,900	Boeing Co.		$ 121,163
8,400	Raytheon Co.		388,500
7,500	United Technologies Corp.		564,525
			1,074,188
Automotive Parts- Retail/Wholesale - 1.36%
10,700	Genuine Parts Co.		515,098

Automobile - Manufacturing - 0.49%
2,400	Toyota Motor Corp. (Japan) ADR *		186,456

Banks- Money Center - 1.04%
35,800	Bank of America Corp.		392,010

Banks - Regional - 2.84%
24,600	BB&T Corp.		570,720
21,100	US Bancorp		501,758
			1,072,478
Beverages- Alcoholic/Soft Drink - 1.40%
8,400	Coca-Cola Corp.		530,628

Chemicals-Diversified - 1.38%
25,400	RPM International, Inc.		520,192

Chemicals - Specialty - 1.97%
8,100	Praxair, Inc.		745,605

Commercial Services - 1.95%
15,400	Ecolab, Inc.		736,274

Communications Equipment - 1.25%
51,000	Nokia Corp. (Finland) ADR		470,730

Computer- Mini/Micro - 1.40%
12,600	Hewlett-Packard Co.		528,318

Containers- Paper/Plastic - 1.23%
14,800	Bemis Co., Inc.		465,016

Cosmetics & Personal Care - 3.12%
22,000	Avon Products, Inc.		628,320
7,200	Colgate-Palmolive Co.		551,160
			1,179,480
Diversified Operations - 6.09%
6,700	3M Co.		562,666
25,200	Corning, Inc.		445,032
14,200	Fortune Brands, Inc.		839,078
28,600	General Electric Co.		452,738
			2,299,514
Electronic Equipment - 1.69%
11,600	Emerson Electric Co.		638,812

Electronic- Semiconductors - 2.14%
38,200	Intel Corp.		808,217

Finance- Investment Management - 1.78%
5,900	Franklin Resources, Inc.		673,131

Financial Services - 4.05%
13,800	Bank of New York Mellon Corp.		372,462
20,700	H&R Block, Inc.		260,613
31,400	Paychex, Inc.		896,156
			1,529,231
Food- Misc. Preparation - 3.06%
4,100	Archer Daniels-Midland Co.		118,859
20,200	ConAgra Foods, Inc.		433,896
12,300	Hormel Foods Corp.		603,684
			1,156,439
Household Appliances - 1.28%
8,100	Stanley Black & Decker, Inc.		482,193

Insurance- Life/Property/Casual - 3.70%
17,000	AFLAC, Inc.		875,500
9,700	Travelers Companies, Inc.		523,703
			1,399,203
Leisure Products - 2.23%
11,600	Polaris Industries, Inc.		843,204

Machinery - Const./Mining/Farming - 3.75%
24,500	Amcol International Corp.		684,285
1,700	Caterpillar, Inc.		143,820
7,900	Deere & Co.		590,130
			1,418,235
Machinery- Electrical Equipment - 5.97%
11,200	Dover Corp.		613,872
28,000	Johnson Controls, Inc.		1,020,320
18,200	Tennant Co.		621,348
			2,255,540
Manufacturing - 3.21%
15,300	Illinois Tool Works, Inc.		728,739
14,700	Pentair, Inc.		483,630
			1,212,369
Medical Instruments/Products - 1.94%
21,900	Medtronic, Inc.		734,307

Medical Drugs - 3.74%
12,400	Abbott Laboratories		576,724
13,600	Johnson & Johnson		837,080
			1,413,804
Medical/Dental-Supplies - 1.22%
5,900	Becton Dickinson & Co.		459,787

Metal Ores-Gold/Non Ferrous - 1.28%
16,500	Arch Coal, Inc.		481,800

Oil & Gas- International - 2.60%
9,600	BP Plc (United Kingdom) ADR		384,000
8,600	Exxon Mobil Corp.		598,216
			982,216
Paper & Paper Products - 1.54%
9,400	Kimberly Clark Corp.		581,766

Retail- Variety Stores - 1.45%
8,100	Costco Wholesale Corp.		547,641

Retail/Wholesale- Building Products - 1.47%
18,400	Home Depot, Inc.		555,864

Services-Prepackaged Software - 2.15%
32,100	Microsoft Corp.		810,766

Soap & Cleaning Preparations - 1.08%
6,700	Procter & Gamble Co.		409,169

Telecommunications Services - 3.05%
15,100	AT&T Corp.		419,629
17,000	CentryLink, Inc.		730,830
			1,150,459
Textile- Apparel/Mill Products - 1.62%
7,400	VF Corp.		613,312

Transportation- Equipment/Leasing - 1.18%
10,300	Ryder Systems, Inc.		444,033

Transportation- Railroads - 1.72%
7,200	Union Pacific Corp.		648,792

Utility- Electric - 6.36%
28,000	Duke Energy Corp.		491,400
13,000	Edison International		480,220
43,700	MDU Resources Group, Inc.		893,228
10,600	NextEra Energy, inc.		536,572
			2,401,420
Utility-Gas Distribution - 3.43%
11,900	National Fuel Gas Co.		753,984
13,300	SCANA Corp.		540,246
			1,294,230
Utility- Water - 2.04%
35,700	Aqua America, Inc.		769,335

Total for Common Stock (Cost $33,475,662) - 99.08%			$ 37,431,261

Cash & Equivalents - 0.71%
269,323	Fidelity Money Market Portfolio Select Class (Cost $269,323) 0.17%**				269,323

	Total Investments - 99.79% (Cost $33,744,985)		37,700,584

	Other Assets Less Liabilities - 0.21%		79,602

	Net Assets - 100.00%		$ 37,780,186

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2010.
ADR- American Depository Receipt.

The MP63 Fund, Inc.

			Notes to Financial Statements
			Nov 30, 2010 (Unaudited)

1. SECURITY TRANSACTIONS
At Nov 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of
$33,744,985 amounted to $3,955,599 which consisted of aggregate gross unrealized appreciation of $7,750,524 and aggregate gross unrealized depreciation of $3,794,925.

2. SECURITY VALUATIONS

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. There were no securities valued under this pricing service for 2009 or 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of November 30, 2009.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$37,431,261	$0	$0	$37,431,261
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$269,323	$0	$0	$269,323
Total	$37,700,584	$0	$0	$37,700,584

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 26, 2011

By /s/David Fish

*David Fish

Treasurer

Date January 26, 2011

* Print the name and title of each signing officer under his or her signature.